Balance Sheet Components - Summary of Deferred costs, capitalized, prepaid, and other assets (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
R&D funding receivables	$ 7,705	$ 0
Prepaid tax and withholding tax receivables	1,030	1,761	$ 2,641
Prepaid satellite launch services	2,480	0	1,818
Deferred commissions	1,206	1,030	1,534
Deposits	727	667	757
Restricted cash	309	375	1,576
Other prepayments and receivables	5,611	3,301	2,592
Total prepaid expenses and other current assets	$ 19,068	$ 7,134	$ 10,918